Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consist of the following:

		As of December 31,
		2025	2024
Accrued payroll and employee-related costs		32,587,186	37,435,535
Payable for acquisition of property and equipment		29,496,455	75,330,611
Guarantee deposits		25,345,754	16,808,155
Accrued marketing expenses		3,762,206	7,528,051
Sundry taxes payable		15,317,979	10,435,265
Accrued professional service fees		13,106,747	10,733,915
Accrued offering costs	(i)	1,265,184	1,581,448
Accrued rental expenses		2,161,456	2,371,324
Other accrual expenses		49,563,049	28,982,559
Total		172,606,016	191,206,863

(i)	In August 2022, the Company entered into a professional services contract with a financial intermediary firm pursuant to which, the firm provided professional services to the Company in connection with the Merger Transaction and the Company was obligated to pay a service fee of US$3,000,000. Under the agreement, the Company settled US$1,000,000 of the service fee in cash in October 2022 and has an option at its sole discretion to settle the remaining US$2,000,000 of the service fee either in cash or by issuing 40,000 ordinary shares of the Company. The Company accounted for the option to settle such service fee in ordinary shares as a liability-settled share-based payment. The option is re-measured at fair value periodically until the settlement of payment. As of December 31, 2025 and 2024, the fair value of the option is US$180,000 (equivalent to RMB1,265,184) and US$200,000 (equivalent to RMB1,581,448), respectively.